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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:   December 31, 2002
                                                -------------------


Check here if Amendment [ ]; Amendment Number:
                                              -------------
This Amendment (Check only one.):     [  ]   is a restatement.
                                      [  ]   adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:      Highline Capital Management, LLC
Address:   1270 Avenue of the Americas, 4th Floor

           New York, New York  10020


Form 13F File Number: 28-10035

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Michael Klarman
Title:   Chief Financial Officer
Phone:   (212) 332-2250

Signature, Place, and Date of Signing:

/s/ Michael Klarman          New York, NY            January 29, 2002
---------------------        ------------            ----------------
    [Signature]              [City, State]                [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


[680455-1]
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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   0
                                                 -------------

Form 13F Information Table Entry Total:              36
                                                 -------------

Form 13F Information Table Value Total:            $ 127,957
                                                 -------------
                                                   (thousands)


List of Other Included Managers:

None


[680455-1]
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
                             FORM 13F INFORMATION TABLE - HIGHLINE CAPITAL MANAGEMENT LLC (12/31/02)

COLUMN 1              COLUMN 2             COLUMN 3     COLUMN 4               COLUMN 5   COLUMN 6   COLUMN 7         COLUMN 8
                                                                    SHRS                                          VOTING AUTHORITY
NAME                   TITLE                                         OR
OF                      OF                               VALUE      PRN      SH/  PUT/  INVESTMENT   OTHER
ISSUER                 CLASS               CUSIP        (X1000)    AMOUNT    PRN  CALL  DISCRETION  MANAGERS   SOLE    SHARED  NONE

CAMBRIDGE ANTIBODY
TECHNOLOGY GROUP
ORD10P               Common Stock  *CATG  132148107       2,481  300,000.00  SH    NA      SOLE        N/A    300,000
VAN DER MOOLEN
EUR0.08              Common Stock  *VDM   921020103       4,444  206,400.00  SH    NA      SOLE        N/A    206,400
ALLIANT TECHSYSTEMS
INC CMN              Common Stock  ATK      1880410       3,429   55,000.00  SH    NA      SOLE        N/A     55,000
AVALON DIGITAL
MARKETING SYS CMN    Common Stock  AVLN   05343V106          23   19,229.00  SH    NA      SOLE        N/A     19,229
BRISTOL MYERS
SQUIBB CO CMN        Common Stock  BMY    110122108       3,473  150,000.00  SH    NA      SOLE        N/A    150,000
CONCORD EFS INC
CMN                  Common Stock  CE     206197105       1,574  100,000.00  SH    NA      SOLE        N/A    100,000
DEL MONTE FOODS
COMPANY              Common Stock  DLM    24522P103       1,925  250,000.00  SH    NA      SOLE        N/A    250,000
ENZON
PHARMACEUTICALS
INC CMN              Common Stock  ENZN   293904108       3,344  200,000.00  SH    NA      SOLE        N/A    200,000
IGEN INC.            Common Stock  IGEN   449536101       1,928   45,000.00  SH    NA      SOLE        N/A     45,000
INTERPORE INTL       Common Stock  BONZ   46062W107       1,620  253,200.00  SH    NA      SOLE        N/A    253,200
J.M. SMUCKER CO.
CMN                  Common Stock  SJM    832696405       3,571   89,700.00  SH    NA      SOLE        N/A     89,700
KERZNER
INTERNATIONAL
LTD  CMN             Common Stock  KZL    P6065Y107       5,781  287,900.00  SH    NA      SOLE        N/A    287,900
KINDER MORGAN
INC KANS CMN         Common Stock  KMI    49455P101       5,495  130,000.00  SH    NA      SOLE        N/A    130,000
KINDER MORGAN
MANAGEMENT, LLC
CMN                  Common Stock  KMR    49455U100       1,485   47,000.00  SH    NA      SOLE        N/A     47,000
LIBERTY MEDIA
CORP NEW  CMN
SERIESA              Common Stock  L      530718105       3,175  355,160.00  SH    NA      SOLE        N/A    355,160
LUMENIS LTD
CMN                  Common Stock  LUME   M6778Q105         407  203,650.00  SH    NA      SOLE        N/A    203,650
MULTIMEDIA
GAMES INC CMN        Common Stock  MGAM   625453105       4,943  180,000.00  SH    NA      SOLE        N/A    180,000
OMNICARE INC.        Common Stock  OCR    681904108       9,372  393,300.00  SH    NA      SOLE        N/A    393,300
OSTEOTECH INC        Common Stock  OSTE   688582105       2,886  448,100.00  SH    NA      SOLE        N/A    448,100
PENN NATIONAL
GAMING INC           Common Stock  PENN   707569109       1,634  103,000.00  SH    NA      SOLE        N/A    103,000
PHARMACEUTICAL
RESOURCES INC        Common Stock  PRX    717125108      10,323  346,400.00  SH    NA      SOLE        N/A    346,400
PHOTOMEDEX INC
CMN                  Common Stock  PHMD   719358103         945  492,200.00  SH    NA      SOLE        N/A    492,200
PROTEIN DESIGN
LABS CMN             Common Stock  PDLI   74369L103       1,063  125,000.00  SH    NA      SOLE        N/A    125,000
PRUDENTIAL
FINANCIAL INC
CMN                  Common Stock  PRU    744320102       6,665  210,000.00  SH    NA      SOLE        N/A    210,000
REGENERATION
TECH INC DEL
CMN                  Common Stock  RTIX   75886N100         506   50,000.00  SH    NA      SOLE        N/A     50,000
RIBAPHARM
INC CMN              Common Stock  RNA    762537108       5,503  840,200.00  SH    NA      SOLE        N/A    840,200
SAXON CAPITAL
INC CMN              Common Stock  SAXN   80556P302       3,283  262,400.00  SH    NA      SOLE        N/A    262,400
SCHLUMBERGER
LTD CMN              Common Stock  SLB    806857108       5,051  120,000.00  SH    NA      SOLE        N/A    120,000
SYLVAN LEARNING
SYS INC              Common Stock  SLVN   871399101       2,640  161,000.00  SH    NA      SOLE        N/A    161,000
TALISMAN ENERGY
INC CMN              Common Stock  TLM    87425E103       3,740  103,400.00  SH    NA      SOLE        N/A    103,400
TYCO
INTERNATIONAL
LTD (NEW) CMN        Common Stock  TYC    902124106       3,416  200,000.00  SH    NA      SOLE        N/A    200,000
TYSON FOODS
INC CL-A CMN
CLASSA               Common Stock  TSN    902494103       2,962  264,000.00  SH    NA      SOLE        N/A    264,000
UNITED
THERAPEUTICS
CORP CMN             Common Stock  UTHR   91307C102       3,049  182,600.00  SH    NA      SOLE        N/A    182,600
UNIVERSAL
HEALTH
SVC CL B
CMN CLASSB           Common Stock  UHS    913903100       3,157   70,000.00  SH    NA      SOLE        N/A     70,000
VIACOM INC
CL-B COMMON
CMN CLASSB           Common Stock  VIAB   925524308       6,114  150,000.00  SH    NA      SOLE        N/A    150,000
YUM! BRANDS
INC CMN              Common Stock  YUM    988498101       6,549  270,400.00  SH    NA      SOLE        N/A    270,400

                                                         127,957.51
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